Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Revenue		$ 57,350	$ 55,179	$ 57,714
Pre-tax income from continuing operations		4,837	2,572	7,206
Charge for structural actions	$ 1,472
Software
Segment Information
Charge for structural actions	700
Consulting
Segment Information
Charge for structural actions	400
Infrastructure
Segment Information
Charge for structural actions	$ 400
Internal transactions
Segment Information
Pre-tax income from continuing operations		(7)	(28)	(21)
Business Segments
Segment Information
Revenue		56,946	54,691	56,336
Pre-tax income from continuing operations		$ 8,637	$ 6,479	9,502
Revenue year-to-year change (as a percent)		4.10%	(2.90%)
Pre-tax income year-to-year change (as a percent)		33.30%	(31.80%)
Pre-tax income margin (as a percent)		15.20%	11.80%
Business Segments | Software
Segment Information
Revenue		$ 24,141	$ 22,927	22,408
Pre-tax income from continuing operations		$ 4,722	$ 3,341	5,025
Revenue year-to-year change (as a percent)		5.30%	2.30%
Pre-tax income year-to-year change (as a percent)		41.30%	(33.50%)
Pre-tax income margin (as a percent)		19.60%	14.60%
Business Segments | Consulting
Segment Information
Revenue		$ 17,844	$ 16,257	16,939
Pre-tax income from continuing operations		$ 1,449	$ 1,034	1,344
Revenue year-to-year change (as a percent)		9.80%	(4.00%)
Pre-tax income year-to-year change (as a percent)		40.10%	(23.00%)
Pre-tax income margin (as a percent)		8.10%	6.40%
Business Segments | Infrastructure
Segment Information
Revenue		$ 14,188	$ 14,533	15,774
Pre-tax income from continuing operations		$ 2,025	$ 1,654	2,481
Revenue year-to-year change (as a percent)		(2.40%)	(7.90%)
Pre-tax income year-to-year change (as a percent)		22.40%	(33.30%)
Pre-tax income margin (as a percent)		14.30%	11.40%
Business Segments | Financing
Segment Information
Revenue		$ 774	$ 975	1,215
Pre-tax income from continuing operations		$ 441	$ 449	$ 652
Revenue year-to-year change (as a percent)		(20.60%)	(19.80%)
Pre-tax income year-to-year change (as a percent)		(1.80%)	(31.20%)
Pre-tax income margin (as a percent)		57.00%	46.10%